Restructuring Charges, Net (Tables)	12 Months Ended
Apr. 30, 2026
Restructuring and Related Activities [Abstract]
Schedule of Changes In Restructuring Liability
Changes in the restructuring liability were as follows:

Restructuring Liability
(in thousands)
As of May 1, 2023	$8,004
Restructuring charges, net	68,558
Reductions for cash payments	(57,636)
Non-cash payments	(15,421)
Exchange rate fluctuations	399
As of April 30, 2024	3,904
Restructuring charges, net	1,892
Reductions for cash payments	(5,786)
Exchange rate fluctuations	159
As of April 30, 2025	$169

Schedule of Restructuring Charges Incurred by Segment	Restructuring charges incurred by segment were as follows:

	Year Ended April 30,
	2025	2024

	(in thousands)
Americas	$—	$23,844
EMEA	1,892	37,390
APAC	—	6,932
Corporate	—	392
Consolidated	$1,892	$68,558